Taxation - Factors affecting tax expense (Details) - EUR (€) € in Millions		12 Months Ended
	Feb. 28, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates
Continuing (loss)/profit before tax as shown in the consolidated income statement		€ (1,478)	€ 1,620	€ 13,074
(Loss)/profit at weighted average statutory tax rate		(729)	363	2,787
Impairment loss with no tax effect		1,361		18
Disposal of Group investments		146	174	(1,718)
Effect of taxation of associates and joint ventures, reported within (loss)/profit before tax		28	23	(125)
Deferred tax (credit)/charge following revaluation of investments in Luxembourg				(393)
Previously unrecognised temporary differences and losses we expect to use in the future			(1,021)	(16)
Previously recognised temporary differences and losses we no longer expect to use in the future		25
Current year temporary differences (including losses) that we currently do not expect to use		33	84	81
Adjustments in respect of prior year tax liabilities		(108)	89	(29)
Impact of tax credits and irrecoverable taxes		108	147	80
Deferred tax on unremitted earnings		27	1	(6)
Effect of current year changes in statutory tax rates on deferred tax balances	€ 185	721	(19)	35
Settlement Of The Vispl Tax Cases		185
Financing costs and similar not deductible/(taxable) for tax purposes		137	214	(27)
Revaluation of assets for tax purposes in Italy and Turkey		128	(65)	(338)
Expenses not deductible for tax purposes		184	60	143
Total income tax expense		2,246	50	492
Income tax credit		110
Tax Effect of Disposal of Investments		146	174	€ (1,718)
M-PESA Holding Co. Limited
Reconciliation of accounting profit multiplied by applicable tax rates
Disposal of Group investments			37
Tax Effect of Disposal of Investments			37
Vantage Towers AG
Reconciliation of accounting profit multiplied by applicable tax rates
Disposal of Group investments		€ 164	30
Percentage Of Disposal Of Investment		10.33%
Non Taxable Disposal Of Investment		€ 109
Non Deductible Indemnity Provision		56
Tax Effect of Disposal of Investments		164	30
LUXEMBOURG
Reconciliation of accounting profit multiplied by applicable tax rates
Effect of current year changes in statutory tax rates on deferred tax balances		€ 719	€ 1,019
Applicable tax rate		1.00%
GERMANY
Reconciliation of accounting profit multiplied by applicable tax rates
Impairment loss with no tax effect		€ 4,350
ROMANIA
Reconciliation of accounting profit multiplied by applicable tax rates
Impairment loss with no tax effect		€ 165